Income Taxes (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Taxes [Line Items]
Profits tax rate	15.00%
Current rate of taxation	8.25%	8.25%	8.25%
PRC income tax rate	25.00%
Preferential EIT rates	15.00%
Withholding tax rate	10.00%
Tax reduction rate	5.00%	5.00%	5.00%
Addition of unrecognized tax benefits	¥ 34,368	¥ 29,863
Underpayment of income tax liability	100
Uncertain tax position	11,282
Operating loss carry-forwards	713,541	584,217
Future taxable income	19,132
Tax loss carried forward	188,857	35,403
Tax exemption amount	466	2,861
Aggregate undistributed earnings	868,929	753,238
Undistributed earnings	¥ 43,496	¥ 37,662
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%
PRC income tax rate	25.00%
Withholding tax rate	5.00%
Tax reduction rate	5.00%
PRC [Member]
Income Taxes [Line Items]
Withholding tax rate	10.00%
From 2025 to 2029 [Member]
Income Taxes [Line Items]
Operating loss carry-forwards	¥ 694,409